Cover Document	Mar. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2021
Entity Registrant Name	TITAN INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12936
Entity Tax Identification Number	36-3228472
Entity Address, Address Line One	2701 Spruce Street
Entity Address, City or Town	Quincy
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62301
City Area Code	(217)
Local Phone Number	228-6011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	TWI
Security Exchange Name	NYSE
Entity Central Index Key	0000899751
Amendment Flag	false